UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21744

Name of Fund: MFS Research International FDP Fund of FDP Series, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MFS Research International FDP Fund of FDP Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                           Shares
Country              Industry                                Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.8%       Commercial Banks - 0.8%               14,578   Erste Bank der Oesterreichischen Sparkassen AG    $     880,778
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Austria                          880,778
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.8%       Chemicals - 0.8%                       5,710   Umicore                                                 829,581
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Belgium                          829,581
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.3%        Commercial Banks - 1.0%               13,750   Banco Nossa Caixa SA                                    276,866
                                                           11,090   Uniao de Bancos Brasileiros SA (a)                      802,362
                                                                                                                      -------------
                                                                                                                          1,079,228
                     --------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.2%               43,920   CSU Cardsystem SA (b)                                   222,838
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.3%             51,110   Equatorial Energia SA (b)                               374,384
                     --------------------------------------------------------------------------------------------------------------
                     Internet Software &                   47,600   Universo Online SA (b)                                  272,923
                     Services - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.4%                12,930   Cia Siderurgica Nacional SA (a)                         379,108
                                                              400   Companhia Vale do Rio Doce (Common Shares) (a)            8,576
                                                                                                                      -------------
                                                                                                                            387,684
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                  4,400   Petroleo Brasileiro SA (a)                              394,504
                     Fuels - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.8%         5,860   Aracruz Celulose SA (a)                                 304,310
                                                           32,140   Votorantim Celulose e Papel SA                          518,418
                                                                                                                      -------------
                                                                                                                            822,728
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Brazil                         3,554,289
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.9%        Diversified Telecommunication         25,830   TELUS Corp.                                           1,262,697
                     Services - 1.2%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication            15,570   Rogers Communications, Inc. Class B                     799,721
                     Services - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Canada                         2,062,418
-----------------------------------------------------------------------------------------------------------------------------------
France - 12.3%       Auto Components - 0.6%                 8,870   Compagnie Generale des Etablissements Michelin          601,764
                     --------------------------------------------------------------------------------------------------------------
                     Beverages - 0.5%                       2,270   Pernod-Ricard                                           494,843
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 3.1%               19,638   BNP Paribas                                           2,085,164
                                                           32,790   Credit Agricole SA                                    1,330,958
                                                                                                                      -------------
                                                                                                                          3,416,122
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication         36,970   France Telecom SA                                       784,149
                     Services - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 1.2%           12,440   Schneider Electric SA                                 1,325,657
                     --------------------------------------------------------------------------------------------------------------
                     IT Services - 0.6%                    12,550   Cap Gemini SA                                           686,923
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 1.7%                      50,300   AXA                                                   1,867,208
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.3%                       1,475   Vallourec                                               330,413
                     --------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.7%                16,610   Suez SA                                                 709,713
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                 37,220   Total SA                                              2,510,809
                     Fuels - 2.3%
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel &                    6,680   LVMH Moet Hennessy Louis Vuitton SA                     687,051
                     Luxury Goods - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in France                        13,414,652
                     --------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                           Shares
Country              Industry                                Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.8%       Auto Components - 1.4%                14,229   Continental AG                                    $   1,520,854
                     --------------------------------------------------------------------------------------------------------------
                     Automobiles - 1.0%                    21,410   Bayerische Motoren Werke AG                           1,108,293
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.6%                      36,170   Bayer AG                                              1,790,397
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.6%                8,820   Deutsche Postbank AG                                    687,789
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 2.0%             16,980   E.ON AG                                               2,155,266
                     --------------------------------------------------------------------------------------------------------------
                     Industrial                            15,300   Siemens AG                                            1,296,119
                     Conglomerates - 1.2%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Germany                        8,558,718
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.2%        Commercial Banks - 0.2%               28,530   Bank of Cyprus Public Co. Ltd.                          268,055
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Greece                           268,055
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.5%     Distributors - 0.5%                  251,800   Li & Fung Ltd.                                          599,003
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hong Kong                        599,003
-----------------------------------------------------------------------------------------------------------------------------------
Hungary - 0.4%       Commercial Banks - 0.4%                8,080   OTP Bank Rt (a)                                         466,119
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Hungary                          466,119
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.1%     Diversified Telecommunication        287,000   Indosat Tbk PT                                          138,815
                     Services - 0.1%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Indonesia                        138,815
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%       Commercial Banks - 0.3%               13,850   Depfa Bank Plc                                          257,420
                     --------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.6%         19,620   CRH Plc                                                 676,838
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Ireland                          934,258
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.3%         Aerospace & Defense - 0.6%            29,980   Finmeccanica SpA                                        663,135
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.2%              159,140   UniCredito Italiano SpA                               1,268,076
                     --------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.9%         16,540   Italcementi SpA                                         407,815
                                                           34,360   Italcementi SpA (RNC)                                   542,964
                                                                                                                      -------------
                                                                                                                            950,779
                     --------------------------------------------------------------------------------------------------------------
                     Energy Equipment &                    15,820   Saipem SpA                                              354,341
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 1.3%                      38,440   Assicurazioni Generali SpA                            1,448,106
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Italy                          4,684,437
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 16.6%        Automobiles - 1.6%                    88,400   Nissan Motor Co., Ltd.                                1,005,462
                                                           14,000   Toyota Motor Corp.                                      760,370
                                                                                                                      -------------
                                                                                                                          1,765,832
                     --------------------------------------------------------------------------------------------------------------
                     Building Products - 0.7%              57,000   Asahi Glass Co., Ltd.                                   748,433
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 3.8%                  125   Mitsubishi UFJ Financial Group, Inc.                  1,705,248
                                                          107,000   Shinsei Bank Ltd.                                       659,598
                                                              158   Sumitomo Mitsui Financial Group, Inc.                 1,778,233
                                                                                                                      -------------
                                                                                                                          4,143,079
                     --------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                           Shares
Country              Industry                                Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 1.8%               28,600   Aeon Credit Service Co., Ltd.                     $     685,220
                                                            4,750   Aiful Corp.                                             190,348
                                                            3,490   ORIX Corp.                                              926,917
                                                            3,970   Takefuji Corp.                                          214,265
                                                                                                                      -------------
                                                                                                                          2,016,750
                     --------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                15,000   Nippon Electric Glass Co.                               364,497
                     Instruments - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Food & Staples                         9,900   Sundrug Co., Ltd.                                       242,256
                     Retailing - 0.2%
                     --------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.8%                 155,000   Tokyo Gas Co., Ltd.                                     825,979
                     --------------------------------------------------------------------------------------------------------------
                     Household Products - 1.0%             40,000   Kao Corp.                                             1,067,485
                     --------------------------------------------------------------------------------------------------------------
                     Leisure Equipment &                   44,100   Namco Bandai Holdings, Inc.                             695,237
                     Products - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                     Machinery - 0.8%                      11,000   Fanuc Ltd.                                              873,172
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.4%                           3,030   Nippon Television Network Corp.                         412,836
                     --------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.6%             51,000   Konica Minolta Holdings, Inc.                           667,477
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 1.2%                32,600   Astellas Pharma, Inc.                                 1,323,068
                     --------------------------------------------------------------------------------------------------------------
                     Software - 1.6%                       25,000   Capcom Co., Ltd.                                        363,005
                                                           25,000   Konami Corp.                                            637,336
                                                            3,400   Nintendo Co., Ltd.                                      698,060
                                                                                                                      -------------
                                                                                                                          1,698,401
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.6%                5,700   Yamada Denki Co., Ltd.                                  612,355
                     --------------------------------------------------------------------------------------------------------------
                     Trading Companies &                   33,100   Mitsubishi Corp.                                        674,502
                     Distributors - 0.6%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Japan                         18,131,359
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%    Metals & Mining - 0.3%                11,700   Ternium SA (a)(b)                                       294,957
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Luxembourg                       294,957
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 3.5%        Beverages - 0.3%                      86,650   Grupo Modelo SA                                         365,126
                     --------------------------------------------------------------------------------------------------------------
                     Building Products - 0.9%              34,654   Cemex, SA de CV (a)(b)                                1,001,154
                     --------------------------------------------------------------------------------------------------------------
                     Household Products - 0.4%            112,180   Kimberly-Clark de Mexico, SA de CV                      422,535
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.9%                          48,530   Grupo Televisa, SA (a)                                  924,011
                     --------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.2%               24,270   Grupo Elektra, SA de CV                                 235,099
                     --------------------------------------------------------------------------------------------------------------
                     Transportation                        10,670   Grupo Aeroportuario del Pacifico, SA de CV (a)          362,246
                     Infrastructure - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication            13,060   America Movil, SA de CV (a)                             487,269
                     Services - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Mexico                         3,797,440
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.2%   Communications                         7,050   TomTom NV (b)                                           287,335
                     Equipment - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.9%             30,720   Koninklijke Philips Electronics NV                    1,046,781
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the Netherlands                1,334,116
-----------------------------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                           Shares
Country              Industry                                Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.4%        Diversified Telecommunication         76,900   Telenor ASA                                       $     975,765
                     Services - 0.9%
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                 18,500   Norsk Hydro ASA                                         478,286
                     Fuels - 1.5%                          41,180   Statoil ASA                                           1,113,626
                                                                                                                      -------------
                                                                                                                          1,591,912
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Norway                         2,567,677
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.4%        Oil, Gas & Consumable                  9,320   OAO Gazprom (a)                                         438,040
                     Fuels - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Russia                           438,040
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 2.2%     Commercial Banks - 1.0%               92,000   DBS Group Holdings Ltd.                               1,053,033
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Financial                113,000   Singapore Exchange Ltd.                                 285,985
                     Services - 0.3%
                     --------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication        659,700   Singapore Telecommunications Ltd.                     1,044,543
                     Services - 0.9%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Singapore                      2,383,561
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%  Oil, Gas & Consumable                 11,950   Sasol Ltd.                                              414,355
                     Fuels - 0.4%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Africa                     414,355
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 4.1%   Auto Components - 0.6%                 6,820   Hyundai Mobis                                           624,901
                     --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.4%               10,500   Hana Financial Group, Inc.                              452,652
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 0.3%                   1,242   Nong Shim Co., Ltd.                                     299,036
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.9%                 3,860   POSCO                                                   969,516
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor         3,130   Samsung Electronics Co., Ltd.                         2,115,965
                     Equipment - 1.9%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in South Korea                    4,462,070
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.4%         Commercial Banks - 0.6%               28,900   Banco Bilbao Vizcaya Argentaria SA                      659,963
                     --------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 1.3%             37,530   Iberdrola SA                                          1,392,206
                     --------------------------------------------------------------------------------------------------------------
                     Media - 0.5%                          23,600   Antena 3 de Television SA                               542,557
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Spain                          2,594,726
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%        Commercial Banks - 0.5%               21,100   Svenska Handelsbanken Class A                           551,340
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Sweden                           551,340
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 9.9%   Biotechnology - 0.9%                   7,480   Actelion Ltd. (b)                                       999,800
                     --------------------------------------------------------------------------------------------------------------
                     Capital Markets - 1.9%                36,903   UBS AG                                                2,084,670
                     --------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.6%                       8,010   Lonza Group AG Registered Shares                        521,678
                                                            8,290   Syngenta AG                                           1,214,975
                                                                                                                      -------------
                                                                                                                          1,736,653
                     --------------------------------------------------------------------------------------------------------------
                     Food Products - 2.2%                   6,799   Nestle SA Registered Shares                           2,333,977
                     --------------------------------------------------------------------------------------------------------------
                     Insurance - 0.9%                      12,620   Swiss Reinsurance Registered Shares                     961,124
                     --------------------------------------------------------------------------------------------------------------

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                           Shares
Country              Industry                                Held   Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 2.4%                23,550   Novartis AG Registered Shares                     $   1,341,812
                                                            7,000   Roche Holding AG                                      1,288,211
                                                                                                                      -------------
                                                                                                                          2,630,023
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Switzerland                   10,746,247
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.9%        Commercial Banks - 0.4%              894,000   SinoPac Financial Holdings Co., Ltd.                    391,057
                     --------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor       341,087   Taiwan Semiconductor Manufacturing Co., Ltd.            601,979
                     Equipment - 0.5%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Taiwan                           993,036
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.4%      Commercial Banks - 0.4%              149,800   Bangkok Bank PCL Foreign Shares                         438,361
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Thailand                         438,361
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.6%        Commercial Banks - 0.6%              117,741   Akbank T.A.S.                                           642,734
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in Turkey                           642,734
-----------------------------------------------------------------------------------------------------------------------------------
United               Beverages - 1.0%                      59,370   Diageo Plc                                            1,055,903
Kingdom - 18.6%      --------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 5.1%              137,630   Barclays Plc                                          1,721,291
                                                          108,430   HSBC Holdings Plc                                     1,965,567
                                                           56,210   Royal Bank of Scotland Group Plc                      1,905,315
                                                                                                                      -------------
                                                                                                                          5,592,173
                     --------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 1.0%      151,516   Tesco Plc                                             1,087,260
                     --------------------------------------------------------------------------------------------------------------
                     Household Products - 0.8%             20,000   Reckitt Benckiser Plc                                   829,339
                     --------------------------------------------------------------------------------------------------------------
                     Media - 1.5%                         138,270   WPP Group Plc                                         1,683,269
                     --------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 2.0%               113,730   BHP Billiton Plc                                      2,165,482
                     --------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.8%               27,640   Next Plc                                                876,434
                     --------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable                 78,510   Royal Dutch Shell Plc                                 2,717,953
                     Fuels - 2.5%
                     --------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 3.2%               125,360   GlaxoSmithKline Plc                                   3,548,194
                     --------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel &                   80,430   Burberry Group Plc                                      732,058
                     Luxury Goods - 0.7%
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks in the United Kingdom            20,288,065
                     --------------------------------------------------------------------------------------------------------------
                                                                    Total Common Stocks
                                                                    (Cost - $96,918,259) - 97.7%                        106,469,207
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Face
                                                           Amount   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
United               Commercial Paper** - 2.7%        $ 2,938,000   Home Depot, Inc., 5.27% due 9/01/2006                 2,938,000
States - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Short-Term Securities
                                                                    (Cost - $2,938,000) - 2.7%                            2,938,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Total Investments
                                                                    (Cost - $99,856,259*) - 100.4%                      109,407,207

                                                                    Liabilities in Excess of Other Assets - (0.4%)         (451,176)
                                                                                                                      -------------
                                                                    Net Assets - 100.0%                               $ 108,956,031
                                                                                                                      =============

MFS Research International FDP Fund of FDP Series, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 100,326,046
                                                                  =============
      Gross unrealized appreciation                               $  10,091,879
      Gross unrealized depreciation                                  (1,010,718)
                                                                  -------------
      Net unrealized appreciation                                 $   9,081,161
                                                                  =============

** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
(a)   Depositary receipts.
(b)   Non-income producing security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MFS Research International FDP Fund of FDP Series, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    MFS Research International FDP Fund of FDP Series, Inc.

Date: October 19, 2006